Document and Entity Information	Total
Prospectus:
Document Type	485APOS
Document Period End Date	Jun. 14, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 14, 2024
Document Effective Date	Jun. 14, 2024
Prospectus Date	Jul. 01, 2024
Innovator Equity Defined Protection ETF – 1 Yr July | Innovator Equity Defined Protection ETF – 1 Yr July
Prospectus:
Trading Symbol	ZJUL